CERT NYS

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

[redacted]

13015231

June 24, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, EATON VANCE FLOATING-RATE INCOME PLUS FUND, Common Shares of Beneficial Interest, $0.01 Par Value Per Share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on May 23, 2013. Tentative listing date – June 26, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com

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